Employee Benefit Arrangements - Defined Contribution Plans (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Compensation and Retirement Disclosure [Abstract]
Company match, percentage		6.00%
Award vesting period	4 years	4 years
Cost recognized for defined contribution pension plans		$ 34.4	$ 38.2	$ 37.7